Shareholder Report, Average Annual Return (Details)		12 Months Ended	47 Months Ended
	Nov. 02, 2020	Sep. 30, 2024	Sep. 30, 2024
C000222781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Democratic Large Cap Core ETF
Without Sales Load [Member] | C000222781
Average Annual Return [Line Items]
Average Annual Return, Percent		37.66%	17.20%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent		36.35%	17.02%
Democratic Large Cap Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Democratic Large Cap Core Index
Average Annual Return, Percent		36.94%	16.17%